Financial instruments and related risk management (Aging of trade receivables) (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 309,570	$ 413,792
Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	305,242
Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	4,328
Current [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	308,720
Current [Member] | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	304,684
Current [Member] | Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	4,036
1-30 Days Past Due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	227
1-30 Days Past Due [Member] | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0
1-30 Days Past Due [Member] | Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	227
More Than 30 Days Past Due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	623
More Than 30 Days Past Due [Member] | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	558
More Than 30 Days Past Due [Member] | Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 65